Investment Strategy - USCF Daily Target 2X Copper Index ETF	Apr. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing principally in cash settled copper futures contracts (“Copper Futures Contracts”), and in cash, cash-like instruments or high-quality securities that serve as collateral to the Copper Futures Contracts (“Collateral Investments”). The Fund also may enter into reverse repurchase agreement transactions. The Fund does not invest directly in copper. Instead, the Fund seeks to benefit from increases in the price of Copper Futures Contracts for a single day.

The Fund generally will invest in Copper Futures Contracts through its Subsidiary (described below) and in Collateral Investments. At or around quarter-end, to qualify for treatment as a RIC under Subchapter M of the Code, the Fund may reduce the gross assets it has invested in its Subsidiary and enter into reverse repurchase agreements (which are described below). During these periods at or around quarter end, although the Fund will continue to seek daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index, the Fund may not always achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index.

The Index

The Index is designed to reflect the performance of the investment returns from a portfolio of copper futures contracts that trade on The Commodity Exchange (“COMEX”). The Index is comprised of either one or three copper futures contracts that are selected on a monthly basis based on quantitative formulas relating to the prices of the eligible copper futures contracts and developed by SummerHaven Index Management LLC (“SummerHaven”). The Index is owned and maintained by SummerHaven and calculated and published by the NYSE Arca, Inc. SummerHaven has over 15 years of experience, including with respect to the Index, which it has been operating since 2011. SummerHaven’s management team has over 50 years of combined capital markets experience including commodity research and modeling, trading, investment management and risk management expertise

Historically, the Index has closely tracked the daily price movements of copper. However, because the Index is designed to track the performance of copper futures contracts rather than the spot price of copper, its daily price movements may not always perfectly correlate with the daily price movements of copper.

Index constituents are selected and weighted each month through the following steps.

Step 1: Determine if the copper futures curve (i.e., the curve created when plotting the prices of copper futures contracts against their expiration dates) is in backwardation or contango.

● A futures curve is in backwardation when contracts expiring in the near-term are priced higher than contracts expiring in the longer-term, indicating expected price decreases.

● A futures curve is in contango when contracts expiring in the near-term are priced lower than contracts expiring in the longer-term, suggesting future price increases.

Step 2: Copper Contract Selection

● If the copper futures curve is in backwardation on the selection date, then the Index selects the front investable contract (the nearest expiring contract).

● If the copper futures curve is in contango on the selection date, then the Index takes equally weighted positions in the first three allowed contracts (spreading investments across the three closest expiration dates) as follows:

Commodity Symbol           Commodity Name                                          Allowed Contracts

         HG                           Copper                        March, May, July, September, December

Step 3: Index Rebalancing

Price observations for the steps described above are taken on the 10th business day of each month (the “Selection Date”). Index rebalancing starts on the 11th business day of each month and ends on the 14th business day of each month. At the end of each of these days (i.e., the 11th through 14th business days), one fourth of the prior month’s portfolio positions are replaced by the new copper futures contract positions determined on the Selection Date.

The Fund’s Investment Strategy

To seek to obtain two times (2x) daily exposure to the Index, the Fund will enter into cash-settled Copper Futures Contracts as the “buyer.” In simplest terms, in a cash-settled futures transaction, the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its two times (2x) daily exposure to the Index, the Fund intends to roll its futures contracts. That is, the Fund will exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date.

● When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

● When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund.

Cayman Subsidiary

The Fund intends to gain exposure to Copper Futures Contracts by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser and the Sub-Adviser (as defined below). The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Collateral

The Fund will invest assets in Collateral Investments. The Collateral Investments will consist of high-quality securities, which may include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.). The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Copper Futures Contracts. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Reverse Repurchase Agreements

To help the Fund meet its daily investment objective of seeking, before fees and expenses, two times (2x) the daily performance of the Index by maintaining the desired level of leveraged exposure to the Index and also maintaining its tax status as a RIC, on days in and around quarter-end, the Fund may enter into reverse repurchase agreements, a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

The Fund intends to qualify for treatment as a RIC under the Code. As a result, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary may significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it will use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test.

Other Fund Attributes

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities and financial instruments that provide exposure to copper and/or copper futures contracts. For purposes of compliance with this investment policy, derivative contracts (such as futures contracts) will be valued at their notional value. “Notional value” refers to the “face” value of a Fund investment, rather than the amount of capital the Fund has actually committed. It represents the total value of the Fund’s position, rather than its equity in that position. Essentially, it reflects the full value of a leveraged position in the market, even if the Fund uses a fraction of that amount as collateral.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in investments that provide exposure to copper and/or copper futures contracts.

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities and financial instruments that provide exposure to copper and/or copper futures contracts.